Annual Total Returns[BarChart] - DWS Science and Technology Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.30%)	14.10%	27.22%	10.52%	5.01%	6.41%	35.78%	(1.00%)	42.23%	46.11%